INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES AND STATEMENT OF

ADDITIONAL INFORMATION DATED MARCH 25, 2021 OF:

Invesco VRDO Tax-Free ETF (formerly, Invesco VRDO Tax-Free Weekly ETF) (PVI)

(the “Fund”)

Effective May 7, 2021, Jeffrey W. Kernagis is no longer a Portfolio Manager of the Fund. Accordingly, on that date, all information and references related to him are removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PVI-SUMSTATSAI-SUP 043021